Cash and cash equivalents - Summary of Cash and Cash Equivalents in the Statement of Cash Flows (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 180	$ 142
Short-term deposits	515	411
Money market funds	334	415
Repurchase agreements	100	40
Cash and cash equivalents as recorded in the Group statement of financial position	1,129	1,008
Bank overdrafts	(3)	(17)
Cash and cash equivalents as recorded in the Group statement of cash flows	$ 1,126	$ 991	$ 1,278	$ 921